Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 19, 2014	Sep. 30, 2014	Mar. 31, 2014	Feb. 14, 2013
Aggregate number of shares issued		3,050,000,000
Common stock shares authorized		3,000,000,000	3,000,000,000	2,500,000,000				1,000,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001				$ 0.001
Preferred stock shares authorized		50,000,000	50,000,000	50,000,000				50,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		27,481,309	21,581,103	9,567,228
Common stock, shares outstanding		27,481,309	21,581,103	9,567,228
Preferred stock dividends percentage			12.00%
Preferred stock dividend per share in the event of liquidation or winding up		$ 1	$ 1
Preferred stock shares issued		2,460,000	2,460,000	2,400,000	1,861,000		1,983,025
Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock shares issued							410,000
Preferred stock voting rights description			vote at a ratio of 1001 votes for each share of preferred stock
Number of preferred stock issued conversion basis			4
Number of common stock issued conversion basis			8
Conversion of preferred stock to common stock			0	(1,000,000)
Series F Preferred Stock [Member]
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock shares issued					1,400,000
Preferred stock voting rights description			vote at a ratio of 33.3333 votes for each share of preferred stock
Conversion of preferred stock to common stock	1,750,000	(1,750,000)	1,400,000	0
Number od shares issued for Series F holders	$ 636,300
Series F Preferred Stock [Member] | December 31, 2015 [Member]
Preferred stock voting rights description		The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015	vote at a ratio of 0.34 votes for each share of preferred stock
Number of preferred stock issued conversion basis		6,666	0.34
Number of common stock issued conversion basis		10,000
Conversion price per share		$ 0.6666
Redemption value per share		$ 1	$ 1
Series G Preferred Stock [Member]
Preferred stock, par value						$ 0.001
Preferred stock shares issued						0
Conversion of preferred stock to common stock		(4,459,500)
Series G Preferred Stock [Member] | December 31, 2015 [Member]
Preferred stock voting rights description		The holder of the shares is also entitled to vote at a ratio of 0.2 votes for each share of preferred stock. Any time after December 31, 2015
Number of preferred stock issued conversion basis		4,000
Number of common stock issued conversion basis		10,000
Conversion price per share		$ 0.4000
Redemption value per share		1
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001				$ 0.001
Common stock, shares issued		1,000,000
Common stock, shares outstanding		1,000,000
Preferred stock dividends percentage		12.00%
Preferred stock shares issued		0				1,000,000
Preferred stock voting rights description		The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.
Series F Preferred Stock [Member]
Preferred stock, par value		$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued		250,000
Common stock, shares outstanding		250,000
Preferred stock dividends percentage		12.00%
Preferred stock shares issued		600,000			1,400,000	0
Series G Preferred Stock [Member]
Preferred stock, par value		$ 0.001
Common stock, shares issued		1,210,000
Common stock, shares outstanding		1,210,000
Preferred stock dividends percentage		12.00%
Preferred stock shares issued		5,669,500
Conversion of preferred stock to common stock		4,459,500
Number od shares issued for Series F holders		$ 937,820
Series H Preferred Stock [Member]
Preferred stock, par value		$ 0.001				$ 0.001
Preferred stock dividends percentage		10.00%
Preferred stock shares issued		0				0
Series H Preferred Stock [Member] | December 31, 2015 [Member]
Number of preferred stock issued conversion basis		2,666
Number of common stock issued conversion basis		10,000
Conversion price per share		$ 0.2666
Series H Preferred Stock [Member] | June 30, 2016 [Member]
Preferred stock voting rights description		The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after June 30, 2016,
Number of preferred stock issued conversion basis		2,500
Number of common stock issued conversion basis		10,000
Conversion price per share		$ 0.2500